Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit before income tax
Net effect from recognition of deferred net revenues	$ 15,704	$ 22,788	$ 28,184	$ 34,620
Depreciation and amortization	(559)	(1,662)	(1,029)	(3,272)
Finance income	545	1,202	1,086	3,101
Finance expenses	(1,080)	(118)	(2,709)	(220)
Share-based payments expense	(336)	(382)	(372)	(463)
Impairment loss on trade receivables and loans receivable	(3)	(378)	(7)	(2)
Change in fair value of share warrant obligation and other financial instruments	73	213	213	100
Share of profit/(loss) of equity-accounted associates	1,745	(1,715)	2,221	(1,715)
Other operating income	521	54	592	470
Profit before income tax	21,610	18,221	40,696	33,811
Reportable segments
Profit before income tax
Management EBITDA	10,370	(83)	24,449	6,769
All other segments
Profit before income tax
Management EBITDA	$ (5,370)	$ (1,698)	$ (11,932)	$ (5,577)